Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share Tables [Abstract]
Schedule of consolidated comprehensive loss

The following reflects consolidated comprehensive loss and weighted average number of shares used in the basic and diluted loss per share computations:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net loss attributed to shareholders	(17,887)	(165,678)	(33,209)
Basic weighted average number of shares (in 000s)	24,853	25,442	21,002
Basic and diluted loss per share	(0.72)	(2.17)	(0.53)